Investments in associates and joint venture - Net share in profit (loss) of investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	$ 176,270	$ 240,450	$ 62,702
Net share in profit (loss) of investments in joint venture	(11)	36	(252)
Net share in profit (loss) of investments	176,270	240,450	62,702
Sociedads Minera Cerro Verde S.A.A.
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	181,221	233,342	53,767
Compania Minera Coimolache S.A.
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(2,493)	8,170	10,055
Net share in profit (loss) of investments in associates	(2,493)	8,170	10,055
Net share in profit (loss) of investments	(2,493)	8,170	10,055
Tinka resources Ltd
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(2,447)	(1,098)	(868)
Net share in profit (loss) of investments in associates	(2,447)	(1,098)	(868)
Net share in profit (loss) of investments	(2,447)	(1,098)	(868)
Other minor investments [Member]
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	$ 176,281	$ 240,414	$ 62,954